POST-EMPLOYMENT BENEFITS - Actuarial and Economic Hypotheses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Actuarial assumptions determine the defined benefit obligation and expenses for the year
Turnover rate	Null; 0% p.a.; Ex-Nucleos 2018	0% p.a; Ex-Nucleos 2018; Zero turnover table
Active and inactive mortality table	AT-2000 segregated by gender and downsized by 10%; Women’s AT-2000 (aggravated by 15%); AT-2000 segregated by sex; AT-2000 Basic segregated by sex; Man’s AT-2000
Disability mortality table	RRB-1983; AT- 49 Relieved in 2 years; AT-49 Basic segregated by sex; MI-2006 segregated by sex and downsized by 10%; MI 85 by sex; AT-83 (IAM) Male
Disability table	LIGHT (Weak); Álvaro Vindas downsized by 50%; Álvaro Vindas; TASA 1927; TASA 1927 aggravated by 20%; LIGHT (Average)	LIGHT; ALVARO VINDAS (downsized by 50%); Álvaro Vindas; TASA 1927; ALVARO VINDAS (50% off); LIGHT (AVERAGE)
Current return on plan assets	R$ 1,184,136	R$ 3,734,006
Minimum
Actuarial assumptions determine the defined benefit obligation and expenses for the year
Actual annual actuarial discount interest rate	2.87%	2.69%
Maximum
Actuarial assumptions determine the defined benefit obligation and expenses for the year
Actual annual actuarial discount interest rate	5.47%	3.80%
Pension benefit plans
Actuarial assumptions determine the defined benefit obligation and expenses for the year
Average annual inflation rate	4.00%	3.27%
Expected return on plan assets	3.27%	3.27%
Pension benefit plans | Minimum
Actuarial assumptions determine the defined benefit obligation and expenses for the year
Projection of average wage increase	1.00%	0.25%
Pension benefit plans | Maximum
Actuarial assumptions determine the defined benefit obligation and expenses for the year
Projection of average wage increase	2.01%	2.01%